INVENTORY AND DEPOSITS	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORY AND DEPOSITS

Note 3- INVENTORY AND DEPOSITS

Inventory and deposits include the following:

	December 31, 2021	December 31, 2020

Inventory - Finished goods	$685,854	$681,709
Inventory deposits	-	141,164
Total Inventory and deposits	$685,854	$822,873